CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Revenue
Oil sales	$ 26,197	$ 19,645	$ 49,350	$ 19,645	$ 77,289		$ 77,289	$ 126,639
Operating expenses
Professional fees					196,248	83,112	820,791
Lease operating expenses	50,586	35,348	112,647	35,348	145,450		145,450	258,097
Salaries and benefits					137,872	10,002	1,350,651
Director and management fees, net of the reversal of stock-based compensation expense					57,725	53,338	409,615
Public and investor relations					7,352	5,170	818,414
Impairment of oil and gas properties							112,000	112,000
Depletion, accretion, and depreciation expense	48,574		48,574					54,842
General and administrative expenses	268,442	107,792	566,198	200,623				4,445,733
Loss on disposal of fixed assets							9,800	9,800
Research and development							255,498	255,498
Website fees - related party							48,050
Other operating expenses					66,864	31,539	438,282
Total operating expenses	367,602	143,140	727,419	235,971	611,511	183,161	4,398,751	5,135,970
Operating loss	(341,405)	(123,495)	(678,069)	(216,326)	(534,222)	(183,161)	(4,321,462)	(5,009,331)
Other income (expense)
Interest income	4		4				34,713	34,717
Interest expense							77,480	(77,480)
Change in fair value of warrant liability							65,635	65,635
Foreign exchange gain (loss)						(505)	2,424	2,424
Total other income (expense)	4		4			(505)	15,492	25,296
Net loss	$ (341,401)	$ (123,495)	$ (678,065)	$ (216,326)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,984,035)
Net loss per common share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	20,294,631	9,702,013	20,294,631	9,079,347	10,126,921	8,449,846